Basis of Presentation and General Information (Details Narrative) $ in Thousands	Apr. 23, 2015 USD ($)	Dec. 31, 2021 Integer
Restructuring Cost and Reserve [Line Items]
Entity ownership interest		100.00%
LOOKSMART LTD. ("LS") [Member]
Restructuring Cost and Reserve [Line Items]
Expenses of merger | $	$ 600
Mr Valentis [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of beneficially owned common stock		53.80%
Vessel Ownership [Member]
Restructuring Cost and Reserve [Line Items]
Number of vessel ownership interest entities | Integer		7